Intangible assets, net - Summary of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,122	$ 897
Less: Accumulated amortization	(850)	(749)
Intangible assets, net	272	148
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,087	862
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 35	$ 35